Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,542)	$ (2,244)	$ (8,104)	$ (7,804)	$ (9,468)	$ (8,987)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	47	57	239	160	251	114
Stock based compensation	371	459	1,056	1,916	1,638	2,030
Severance pay asset and liability	(1)		53	51	(8)	(25)
Profit from exchange differences from operating lease liabilities	(56)	(2)	(78)	(52)	(49)
Profit (loss) from exchange differences on cash and cash equivalents	11	(26)	64	301	269	(130)
Interest income in respect of deposits	167	(43)	(22)	(66)	(34)	(13)
CHANGES IN OPERATING ASSET AND LIABILITY:
Decrease (increase) in accounts receivable	158	84	60	(7)	(52)	9
Decrease (increase) in inventory	(58)	(43)	(152)	(485)	(463)	77
Decrease (increase) in other current assets	95	138	(292)	171	162	(126)
Increase (decrease) in contract fulfillment assets	60	60	179	120	180	(545)
Decrease (increase) in ROU asset	117	78	211	210	261	(43)
Increase in account payables	(481)	57	(4)	263	194	24
Increase in contract liabilities	(110)	(102)	(793)	1,333	1,224	1,572
Increase (decrease) in operating lease liability	(115)	(58)	(225)	(183)	(233)	20
Increase (decrease) in accrued compensation expenses	307	(24)	396	(3)	10	(14)
Increase in related parties	5	45	(6)	28	19	86
Increase in other accrued expenses	(230)	(145)	80	(60)	4	65
Net cash flows used in operating activities	(2,255)	(1,709)	(7,338)	(4,107)	(6,095)	(5,886)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(37)	(45)	(94)	(87)	(118)	(595)
Withdrawal of short terms deposits	15,000		18,000	5,000	14,500
Investment in short terms deposits		(3,000)	(18,500)	(6,500)	(6,500)	(11,000)
Net cash flows provided by (used in) investing activities	14,963	(3,045)	(594)	(1,587)	7,882	(11,595)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants	(78)		13,835			19,118
Proceeds from exercise of warrants						3,491
Issuance expenses						(50)
Net cash flows provided by financing activities	(78)		13,835			22,559
INCREASE IN CASH AND CASH EQUIVALENTS	12,630	(4,754)	5,903	(5,694)	1,787	5,078
PROFITS FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(11)	(26)	(64)	(301)	(269)	130
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,319	7,314	10,099	8,581	8,581	3,373
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	15,938	2,586	15,938	2,586	10,099	8,581
Non cash activities
Change in unpaid issuance expenses	(12)		14
Right-of-use assets obtained in exchange for operating lease liabilities	1,112	37	1,577	118	155	524
Termination of right-of-use assets in exchange for cancellation of operating lease obligations	$ (27)	$ (65)	$ (52)	$ (65)
Increase in property and equipment through a decrease in advances to suppliers						$ 31